Warrant Liabilities - Schedule Of Fair Value Of Warrants Outstanding (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Aggregate Exercise Price		$ 2.5
Common Stock, Shares, Issued	17,482,174	17,454,353	6,143,294
Pay to Play warrants [Member]
Class of Warrant or Right [Line Items]
Aggregate Exercise Price	$ 2.5	$ 2,500,000	$ 900,000
Common Stock Warrants Classified As Equity	336,950	336,950
Pay to Play warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Valuation Of Warrant Share	764,330	721,086	726,563
Pay to Play warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Valuation Of Warrant Share	744,914	694,397	669,782
Convertible Notes Warrants [Member]
Class of Warrant or Right [Line Items]
Number Of Warrant Share Exercised Value	$ 13.0	$ 2.0
Pre Funded Common Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant		$ 68,333
Pre Funded Common Stock Warrant [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		7,007,582
Pre Funded Common Stock Warrant One [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant	$ 68,333
Pre Funded Common Stock Warrant One [Member] | April 2024 amendment [Member]
Class of Warrant or Right [Line Items]
warrant shares required to be issued	2,000,000
Pre Funded Common Stock Warrant One [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		7,007,582
Pre FundedCommon Stock Warrant Two [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise Price Of Warrant	$ 45,000
Common Stock, Shares, Issued	4,500,000